Condensed financial information of the parent company (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash	$ 195,502	$ 18,046,872
Total Assets	126,195,222	94,941,872
Due to related parties	152,556	0
Accrued expenses and other current liabilities	1,160,540	524,197
Total liabilities	22,632,988	31,159,546
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	526,217	524,723
(Accumulated deficits) retained earnings	(3,211,885)	2,415,349
Accumulated other comprehensive loss	(8,771,028)	(6,532,472)
Total shareholders' equity	103,562,234	63,782,326	$ 62,678,952	$ 23,118,042
Total Liabilities and Shareholders' Equity	126,195,222	94,941,872
Parent Company [Member]
Cash	32,589	16,099
Investment in subsidiaries	103,950,542	64,002,904
Total Assets	103,983,131	64,019,003
Due to related parties	300,177	236,677
Accrued expenses and other current liabilities	120,720	0
Total liabilities	420,897	236,677
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	526,217	524,723
(Accumulated deficits) retained earnings	(3,211,885)	2,415,349
Accumulated other comprehensive loss	(8,771,028)	(6,532,472)
Total shareholders' equity	103,562,234	63,782,326
Total Liabilities and Shareholders' Equity	103,983,131	64,019,003
Class A Common Share [Member]
Class A ordinary share, no par value, unlimited number of shares authorized; 2,285,826 and 668,755 shares issued and outstanding as of September 30, 2023 and 2022, respectively	101,922,676	54,278,472
Class B Common Share [Member]
Class A ordinary share, no par value, unlimited number of shares authorized; 2,285,826 and 668,755 shares issued and outstanding as of September 30, 2023 and 2022, respectively	$ 4,231,055	$ 4,231,055